Summary of Significant Accounting Policies (Tables)	12 Months Ended
Oct. 29, 2016
Accounting Policies [Abstract]
Change in Allowance for Doubtful Accounts

have ceased. The change in the allowance for doubtful accounts is as follows:

	Fiscal Year Ended
	October 29, 2016	October 31, 2015	October 31, 2014
Beginning balance	$768	$795	$564
Net recorded expense	1,075	620	850
Write-offs, net of recoveries/payments	(220)	(647)	(619)

Ending balance	$1,623	$768	$795

Estimated Useful Lives of Property, Plant and equipment	The estimated useful lives are as follows:

Years
Buildings, related improvements and land improvements	5-39
Machinery and equipment	3-15
Office, furniture and other	3-15

Change in Fair Value of Recurring Fair Value Measurements

Change in the fair value of recurring fair value measurements using significant unobservable inputs (Level 3) for the fiscal years 2016 and 2015 were as follows:

Contingently Redeemable Common Stock
Balance at October 31, 2014	$15,418
Change in fair value	6,426
Issuance of contingently redeemable common stock	2,000
Reclassification of contingently redeemable common stock to permanent equity	(8,494)

Balance at October 31, 2015	15,350
Change in fair value	10,716
Issuance of contingently redeemable common stock	—
Reclassification of contingently redeemable common stock to permanent equity	(3,773)

Balance at October 29, 2016	$22,293